CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Retained Earnings (Deficit)	Other Reserves	Total
Balance at the beginning of the year at Dec. 31, 2022	$ 16,251,221	$ 197,430	$ 23,280	$ (201,580)	$ (29,006)	$ 16,241,345
Balance at the beginning of the year (in Shares) at Dec. 31, 2022	456,465,296
Net income	$ 0	0	0	1,941,307	0	1,941,307
Other comprehensive income (loss)	0	0	0	1,807	(71,994)	(70,187)
Comprehensive income (loss) for the year	0	0	0	1,943,114	(71,994)	1,871,120
Transfer of loss on disposal of equity securities to retained earnings (Note 10)				(2,045)	2,045
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 48,155	(7,778)	0	0	0	40,377
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)	940,921
Shares issued pursuant to Yamana Transaction (Note 5)	$ 1,858,219	0	0	0	0	1,858,219
Shares issued pursuant to Yamana Transaction (Note 5) (in Shares)	36,177,931
Stock options (Notes 16 and 17A)	$ 0	12,103	0	0	0	12,103
Shares issued under incentive share purchase plan (Note 17B)	$ 44,818	0	0	0	0	44,818
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	885,842
Shares issued under dividend reinvestment plan	$ 137,737	0	0	0	0	137,737
Shares issued under dividend reinvestment plan (in Shares)	2,905,726
Share repurchases (Note 16)	$ (3,569)	0	(1,206)	0	0	(4,775)
Share repurchases (Note 16) (in shares)	(100,000)
Dividends declared	$ 0	0	0	(776,317)	0	(776,317)
RSU, PSU and LTIP (Notes 16 and 17C, D)	$ (1,712)	0	0	0	0	(1,712)
RSU, PSU and LTIP (Notes 16 and 17C, D) (in Shares)	23,725
Balance at the end of the year at Dec. 31, 2023	$ 18,334,869	201,755	22,074	963,172	(98,955)	19,422,915
Balance at the end of the year (in Shares) at Dec. 31, 2023	497,299,441
Net income	$ 0	0	0	1,895,581	0	1,895,581
Other comprehensive income (loss)	0	0	0	(2,208)	58,120	55,912
Comprehensive income (loss) for the year	0	0	0	1,893,373	58,120	1,951,493
Transfer of loss on disposal of equity securities to retained earnings (Note 10)	0	0	0	312	(312)	0
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 237,979	(39,447)	0	0	0	198,532
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)	3,402,181
Stock options (Notes 16 and 17A)	$ 0	9,837	0	0	0	9,837
Shares issued under incentive share purchase plan (Note 17B)	$ 55,467	0	0	0	0	55,467
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	801,645
Shares issued under dividend reinvestment plan	$ 126,089	0	0	0	0	126,089
Shares issued under dividend reinvestment plan (in Shares)	2,015,963
Share repurchases (Note 16)	$ (64,898)	0	(22,074)	(32,915)	0	(119,887)
Share repurchases (Note 16) (in shares)	(1,749,086)
Dividends declared	$ 0	0	0	(797,700)	0	(797,700)
RSU, PSU and LTIP (Notes 16 and 17C, D)	$ (13,846)	0	0	0	0	(13,846)
RSU, PSU and LTIP (Notes 16 and 17C, D) (in Shares)	(40,639)
Balance at the end of the year at Dec. 31, 2024	$ 18,675,660	$ 172,145	$ 0	$ 2,026,242	$ (41,147)	$ 20,832,900
Balance at the end of the year (in Shares) at Dec. 31, 2024	501,729,505